Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUE	$ 26,882
COST OF REVENUE	16,308
GROSS PROFIT	10,574
OPERATING EXPENSES:
Selling and marketing	171,016
General and administrative
Payroll and related benefits	893,656	702,989
Professional fees	831,821	37,393
Other general and administrative	441,621	178,218
Total Operating Expenses	2,338,114	918,600
LOSS FROM OPERATIONS	(2,327,540)	(918,600)
OTHER INCOME (EXPENSE):
Interest income	483	957
Interest expense	(12)
Other expense	(1,022)	(1,555)
Foreign currency transaction gain	40,965
Loss on equity method investment controlled by major shareholders	(61,876)
Total Other expense	(21,462)	(598)
LOSS BEFORE INCOME TAXES	(2,349,002)	(919,198)
INCOME TAXES
NET LOSS	(2,349,002)	(919,198)
COMPREHENSIVE LOSS:
NET LOSS	(2,349,002)	(919,198)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustments	(50,586)	39,610
COMPREHENSIVE LOSS	$ (2,399,588)	$ (879,588)
NET LOSS PER COMMON SHARE
Basic and diluted	$ (0.06)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic and diluted	39,600,000	54,000,000